Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2023	Mar. 31, 2023
Variable Interest Entity [Line Items]
Total assets		¥ 15,769,189	¥ 15,289,385
Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		49,659	14,054
Investments		282,626	151,539
Maximum exposure to loss	[1]	439,858	253,202
Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		20,225,792	14,188,544
Liquidating customer assets | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		16	991
Maximum exposure to loss	[1]	16	991
Liquidating customer assets | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		8,238	8,247
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		46,120	10,721
Investments		10,541	8,805
Maximum exposure to loss	[1]	59,672	20,526
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		998,202	648,468
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Corporate rehabilitation support business | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate rehabilitation support business | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Investment in securities | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		220,270	98,742
Maximum exposure to loss	[1]	304,201	173,314
Investment in securities | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		15,674,520	10,887,430
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		0	0
Securitization of loan receivable originated by third parties | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		13,667	10,475
Maximum exposure to loss	[1]	13,667	10,475
Securitization of loan receivable originated by third parties | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		1,364,135	901,544
Power generation projects | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		2,426	3,691
Maximum exposure to loss	[1]	4,476	4,491
Power generation projects | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		13,367	16,138
Other VIEs | Non Consolidated VIEs
Variable Interest Entity [Line Items]
Non-recourse loans		3,539	3,333
Investments		35,706	28,835
Maximum exposure to loss	[1]	57,826	43,405
Other VIEs | Non Consolidated VIEs | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		¥ 2,167,330	¥ 1,726,717

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.